CALVERT NEW AFRICA FUND

Dear Shareholder:
     This report of the Calvert New Africa Fund covers the six months ended September 30, 1996.
     During this period, emerging markets represented by the Morgan Stanley Capital International Emerging Markets Index, trended higher by 2.3%. The good performance came on the heels of a dismal showing in 1995, which was largely due to the collapse of the Mexican market after the devaluation of the peso. For the comparable period, the Morgan Stanley Capital International South African Index declined 11.18%. In local currency, the South African market turned in positive performance, but gains were not strong enough to offset a roughly 14% decline in the value of the rand relative to the dollar.
     We want to point out that the rand's depreciation was not based strictly on fundamentals. It was triggered in February by a false rumor that Nelson Mandela had suffered a heart attack. The scare unfortunately coincided with a sell-off in the U.S. bond market, and rising bond yields exacerbated the run on the weakened currency.
Fund Strategy and Performance
     Currency fluctuations continued to have a negative impact on the Fund's performance. In local currency terms, the South African market turned in positive returns for both the six- and 12-month periods. We use the Morgan Stanley Capital International South Africa Index as a benchmark for the Fund's performance. This is an imperfect comparison because Fund investments are not limited to the South African market, but there is no performance measure that includes all of Africa's markets.
     Since the Fund's inception in April 1995, we have worked to identify promising investment opportunities and spread assets beyond South Africa, the most highly capitalized African market. By March 1996, we had added representation in Ghana, Kenya, Zimbabwe, Morocco, Egypt and Botswana. During the latest six-month period we added investments in Mauritius.
     In Mauritius, a tourist haven strategically located between Asia and Africa, we added Air Mauritius and Sun Resorts Hotel. We increased our exposure to Botswana with the addition of Sefalena, a milling company.
     One of the best performing markets in Africa for this reporting period was the Moroccan market, which appreciated 21% in dollar terms in anticipation of a recovering economy. Zimbabwe also turned in good gains due to favorable weather conditions which helped the crops. On the other hand, the market in Ghana continues to struggle with spiraling inflation and uncertainties over the upcoming elections.
     We recently increased our exposure to Egypt, a market with strong fundamentals. And, while the government is moving at a slower than expected pace, we believe their privatization of a number of state-owned enterprises will serve as a catalyst to propel the market to a higher valuation.
Outlook
     Our outlook for the South African market over the next year is positive. Going forward, we will continue to emphasize two key investment themes: 1) a belief that commodity prices will trend higher; and 2) anticipation of a pickup in consumer spending. In our opinion, the global economy's continuing strength will bring about a greater demand for certain goods. We have positioned the Fund to capitalize on this trend through investment in Transnatal Coal and other mineral-related stocks. While gold prices softened during this reporting period, we expect they will rebound over the next 12 months on higher demand.
     Currency fluctuations always play a part in determining returns on international investments, especially emerging market investments, to U.S. investors. However, we believe the worst of the devaluation is behind us. We expect the rand will settle between 4.20 to 4.30 to the dollar during the next 12 months.
     We appreciate your investment in the Fund.

Sincerely,




Clifton S. Sorrell
Co-Chairman of the Board
October 17, 1996


                                                   Portfolio Statistics

                                                Ten Largest Stock Holdings
                                                 as of September 30, 1996
                                                           % of Net Assets
----------------------------------------------------------------------------
    Banque Mar Du Com Ext                                         5.8%
    Torrah Cement                                                 5.4%
    ONA                                                           5.4%
    Umbono Holdings Co.                                           5.3%
    Anglo-American Industrial                                     5.0%
    Dimension Data Holdings, Ltd.                                 4.4%
    Anglo-American Corp. of South Africa Cos., Ltd.               3.6%
    El Nasr Co For Gar                                            3.3%
    Samancor, Ltd.                                                3.2%
    RMB Holdings, Ltd.                                            3.0%
       Total                                                     44.4%
==========================================================================

                                                  Cumulative Total Return
                                        for the period ended September 30, 1996

               One Year                                -11.10%
               Since Inception (4/95)                   -8.00%


















     Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum sales charge of 2.50%. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.


 Equity Securities - 93.3%                               Shares       Value
------------------------------------------------------------------

Botswana - 1.6%
Sechaba Investment Trust                               172,500     $121,294
--------------------------------------------------------------------------
                                                                    121,294
-------------------------------------------------------------------------------

Canada - 1.0%
Colossal Resources Corp.*                               11,500       81,058
---------------------------------------------------------------------------
                                                                     81,058
--------------------------------------------------------------------------------

Egypt - 12.1%
Central & West Delta Mills*                              2,805       39,400
Commercial International*                                  899      124,109
El Nasr Co For Gar                                      12,800      253,214
Starch & Glucoze*                                        7,950       93,563
Torrah Cement                                           23,485      414,502
------------------------------------------------------------------------------
                                                                    924,788
--------------------------------------------------------------------------------

Ghana - 2.3%
Ashanti Goldfields Co., Ltd.                             2,500       42,360
Ashanti Goldfields Co., Ltd. (ADR)                       8,000      134,000
-------------------------------------------------------------------------
                                                                    176,360
-----------------------------------------------------------------------------

Kenya - 5.2%
Diamond TST                                            224,411      153,007
Kenya Airways*                                         461,222       83,036
Uchumi Supermarkets, Ltd.                              235,000      161,274
--------------------------------------------------------------------------------
                                                                    397,317
-------------------------------------------------------------------------------

Mauritius - 1.4%
Air Mauritius*                                          33,200       80,543
Sun Resorts*                                            16,000       27,715
--------------------------------------------------------------------------------
                                                                    108,258
--------------------------------------------------------------------------------

Morocco - 11.2%
Banque Mar Du Com Ext                                    9,642      442,046
ONA                                                      8,000      410,561
--------------------------------------------------------------------------------
                                                                    852,607
--------------------------------------------------------------------------------

South Africa - 58.1%
Angelo-American Platinum                                28,400      192,505
Anglo-American Corp. of South Africa Cos., Ltd.          4,490      275,150
Anglo-American Industrial                               10,847      382,568
Anglovaal, Ltd.                                          4,700      146,082
Barlow, Ltd.                                            10,500      101,841
Beatrix Mines, Ltd.                                     10,100       70,131
Bidvest Group, Ltd.                                     20,342      112,999
City Lodge Hotels, Ltd.                                 12,770       85,856
Conshu Holdings, Ltd.                                  113,772       81,508
Dimension Data Holdings, Ltd. *                        169,000      336,026
Driefontein Consolidated, Ltd.                           6,400       69,975

Equity Securities (Cont'd)                                  Shares        Value
    Electronics (7.0%)
      Electro Scientific Inds., Inc. (2)                   1,600$         38,600
      Electroglas, Inc. (2)                                  800          35,000
      Intel Corp.                                            400          33,950
      Mentor Graphics Corp. (2)                            1,000          15,625
      Pacific Scientific Co.                               1,500          30,750
      Photronic, Inc. (2)                                    750          17,063
      Quality Semiconductor, Inc. (2)                      2,000          24,000
      Sierra Semiconductor Corp. (2)                       1,000          25,750
      Ultratech Stepper, Inc. (2)                          1,000          48,625
      Vishay Intertechnology, Inc.                         1,150          64,534
                                                                         333,897
-------------------------------------------------------------------------------

    Financial Services (7.3%)
      BankAmerica Corp.                                    1,050          50,663
      First USA, Inc.                                        950          39,900
      Foothill Group, Inc.                                 2,000          39,750
      Glendale Federal Bank
         Federal Savings Bank (2)                          3,700          37,463
      GP Finl. Corp.                                       1,000          23,125
      Green Tree Finl. Corp.                               1,500          61,500
      Price T. Rowe & Associates, Inc.                     1,500          54,563
      Roosevelt Finl. Group, Inc.                          1,800          28,350
      Verifone, Inc. (2)                                     600          14,700
                                                                         350,014
------------------------------------------------------------------------------

    Industrial Products (8.0%)
      Asyst Technologies, Inc. (2)                         1,500          55,125
      Caraustar Industries, Inc.                           1,000          17,000
      Checkpoint Systems, Inc. (2)                         2,300          42,550
      Chesapeake Corp.                                     1,000          32,000
      FSI International, Inc. (2)                          2,800         113,050
      OEA, Inc.                                            1,050          26,119
      Sigma Aldrich Corp.                                    800          31,000
      Smith International, Inc. (2)                        2,000          28,500
      Solectron Corp. (2)                                  1,300          38,025
                                                                         383,369
-------------------------------------------------------------------------------

    Insurance (1.6%)
      AFLAC, Inc.                                          1,500          60,563
      American Bankers Insurance Group                       500          14,313
                                                                          74,876
--------------------------------------------------------------------------------

    Leisure (0.7%)
      Carnival Corp.                                       1,500          35,062
                                                                          35,062
--------------------------------------------------------------------------------

    Equity Securities (Cont'd)                            Shares           Value
----------------------------------------------------------------------------

    Manufacturing (8.3%)
      AFC Cable Systems, Inc. (2)                          1,500      $   23,250
      Aaon, Inc.                                           2,750          31,797
      Cidco, Inc. (2)                                      3,000         90,376
      Guest Supply, Inc. (2)                               2,000          42,500
      Spectrian Corp. (2)                                  2,500          75,314
      Trinity  Inds, Inc.                                  1,000          37,375
      Uniphase Corp. (2)                                   3,700          71,225
      Wabash National Corp.                                  800          26,200
                                                                         398,037
-----------------------------------------------------------------------------

    Pharmaceutical & Healthcare (12.9%)
      ALZA Corp. (2)                                      1,900           40,375
      Cardinal Health, Inc.                                1,100          52,388
      Health Care & Retirement  Corp. (2)                  1,950          61,425
      Healthsouth Rehabilitation (2)                         800          32,500
      Heart Technology, Inc. (2)                           1,350          25,312
      Invacare Corp.                                         600          21,150
      Manor Care, Inc.                                     1,600          48,600
      Merck & Co., Inc.                                    1,550          66,070
      North American Vaccine, Inc. (2)                     2,500          15,000
      Quintiles Transnational Corp. (2)                      500          18,125
      Ren Corp. USA (2)                                    1,550          24,800
      Renal Treatment Centers, Inc. (2)                      800          20,400
      Research Inds. Corp. (2)                             2,000          35,000
      Sierra Health Svcs, Inc. (2)                         1,000          32,875
      Sofamor/Danek Group, Inc. (2)                        1,000          24,500
      Steris Corp. (2)                                       800          32,000
      U.S. Healthcare, Inc.                                  850          37,612
      Uromed Corp. (2)                                     2,400          16,500
      Value Health, Inc. (2)                                 400          15,300
--------------------------------------------------------------------------------
                                                                         619,932
--------------------------------------------------------------------------------

    Real Estate (1.1%)
      Post Properties, Inc.                                1,000          29,625
      Prime Residential, Inc.                              1,000          15,250
      Prime Retail, Inc.                                     600           7,500
                                                                          52,375
--------------------------------------------------------------------------------

    Restaurants (2.4%)
      Applebees International, Inc.                        1,600          35,400
      Cheesecake Factory, Inc. (2)                         2,000          38,000
      Daka International, Inc. (2)                         2,200          41,250
                                                                         114,650
--------------------------------------------------------------------------------



    Equity Securities (Cont'd)                           Shares           Value
-------------------------------------------------------------------------------

    Retail Services (8.3%)
      AnnTaylor Stores Corp. (2)                             600       $  22,350
      Autozone, Inc. (2)                                   1,300          32,338
      Barnes and Noble, Inc. (2)                           1,000          30,375
      Consolidated Stores Corp. (2)                        2,000          40,251
      Federated Department Stores, Inc. (2)                1,550          34,294
      General Nutrition Centers, Inc. (2)                    500          13,875
      Gymboree Corp. (2)                                   1,000          25,375
      Heilig Meyers Co.                                    1,600          35,000
      Home Depot, Inc.                                       800          35,400
      Just For Feet, Inc. (2)                                750          18,844
      Lechters, Inc. (2)                                     500           8,375
      Mens Wearhouse, Inc. (2)                             2,000          45,251
      Michael's Stores, Inc.                               1,000          11,000
      Revco D.S., Inc.                                     1,850          42,550
                                                                         395,278
--------------------------------------------------------------------------------

    Telecommunications (0.7%)
      Mobile Telecommunication (2)                         1,000          23,125
      Telefonos de Mexico, S.A.                              400          11,400
                                                                          34,525
--------------------------------------------------------------------------------


       TOTAL INVESTMENTS (83.3%) (3)
       (Cost $3,601,688) (1)                                   $      3,985,872





    Notes to Portfolio of Investments:
     (1) Cost of investments is substantially the same for federal income tax purposes.
    (2) These securities have not declared dividends in the past twelve months.
     (3) The percentages shown represent the percentage of the investments to net assets.

    Equity Securities (cont'd)                           Shares        Value
    Italy (%)
      Italcementi                                        246,550     $ 1,351,352
      Telecom Italia                                     711,100       1,659,164
                                                                       3,010,516
----------------------------------------------------------------------------

    Japan (%)
      Canon Incorporated                                184,000        3,029,591
      Itochu Corporation                                 378,000       2,306,736
      Kandenko Company                                   159,500       2,442,545
      Kuraray Company                                   207,000        2,407,254
      Mitsubishi Trust & Banking                         198,000       2,895,337
      Nippon Tel & Tel Cp                                    372       3,203,869
      Omron Corporation                                  127,000       2,500,518
      Sanwa Bank                                          96,000       1,834,888
      Sekisui House (Warrants) (3)                           175          21,875
      Shimachu Company                                    11,000         335,636
      Sumitomo Bank                                       95,000       2,023,604
      TDK Corporation                                     66,000       3,077,720
      Tokyu Construction                                 491,000       2,730,604
      Tsukishima Kikai                                   124,300       2,289,925
                                                                      31,100,102
--------------------------------------------------------------------------------

    Mexico (%)
      Banpais S.A.-(ADR) (3)                             100,000          87,500
      Cifra S.A. de C.V.-(ADR) (3)                     1,500,000       1,889,550
      Grupo Durango S.A. -(ADR) (3)                      200,000       1,200,000
      Telefonos de Mexico S.A.-(ADR)                      70,000       1,995,000
      Transportadora de Gas -(ADR) (3)                   300,000       2,887,500
                                                                       8,059,550
--------------------------------------------------------------------------------

    Netherlands (%)
      Elsevier NV (3)                                    251,100       2,632,382
      Hagemeyer                                           12,000       1,001,747
      Hunter Douglas NV                                   35,331       1,521,116
      Polygram                                            53,600       2,962,169
      Kon Befenkorf BEH                                   26,530       1,869,616
      Unilever NV                                         22,950       2,997,030
                                                                      12,984,060
-----------------------------------------------------------------------------

    Norway (%)
      Hafslund Nycomed                                   158,800     $ 3,129,889
      Tomra Systems                                      188,700         572,421
                                                                       3,702,310
----------------------------------------------------------------------------




    Equity Securities (cont'd)                            Shares           Value
--------------------------------------------------------------------------------

    New Zealand (%)
      Telecom Corporation                              1,080,000       4,090,695
                                                                       4,090,695
-----------------------------------------------------------------------------

    Singapore (%)
      Keppel Corporation                                 480,000       3,876,727
      United Overseas Limited (Warrants) (3)           3,000,000       2,359,192
                                                                       6,235,919
-----------------------------------------------------------------------------

    Spain (%)
      Aguas de Barcelona                                 119,884       2,368,313
      Centros Com Pryca                                  208,750       3,299,091
      Telefonica de Esp                                  241,910       3,068,080
                                                                       8,735,484
-------------------------------------------------------------------------------

    Sweden (%)
      Arjo AB                                             63,700       1,043,711
      Aga AB (3)                                         224,020       2,350,953
      Autoliv AB (3)                                      61,000       2,304,567
                                                                       5,699,231
-----------------------------------------------------------------------------

    Switzerland (%)
      Roche Holdings AG                                      380       2,194,437
      Winterthur                                           2,140       1,190,464
                                                                       3,384,901
--------------------------------------------------------------------------------

    United Kingdom (%)
      British Telecom                                    410,000       2,590,732
      Cable & Wireless                                   440,000       2,751,782
      Emap                                               430,000       2,891,283
      Forte                                              572,567       2,110,891
      Glynwed International                              500,000       2,478,937
      Hays                                               450,000       2,223,752
      MFI Furniture Group                              1,635,000       3,099,401
      Marks & Spencer                                    430,000       2,912,184
                                                                      21,058,962
-----------------------------------------------------------------------------



    Equity Securities (Cont'd)                            Shares          Value
     United States (%)
       Albertsons Incorporated                            65,000     $ 2,096,250
       Bay Apartment Community Incorporated               73,000       1,341,375
       Calypte Biomed (Warrants) (3)                      50,000         250,000
       Dallas Semiconductor Corporation                   90,000       1,653,750
       Dayton Hudson Corporation                          19,000       1,358,500
       Durion Incorporated                                93,000       1,906,500
       El Paso Natural Gas Company                        90,000       2,576,250
       Enron Corporation                                  85,000       2,805,000
       General Reinsurance Corporation                    22,000       2,904,000
       Giddings & Lewis Incorporated                      63,000       1,071,000
       Grainger W. W. Incorporated                        18,000       1,134,000
       Hannaford Brothers Company                         65,000       1,738,750
       Healthtrust Incorporated (3)                       75,000       2,821,875
       Illinois Tool Works Incorporated                   40,000       1,955,000
       LDDS Communications Incorporated (3)               47,687       1,114,684
       Metalclad Corporation (3)                         500,000         968,750
       New World Power Corporation (3)                   165,000         742,500
       Northern Trust Corporation                         36,000       1,264,500
       Partner RE Holdings                                85,000       1,806,250
       Quadrant Holdings Cambridge (3)                   200,000         243,033
       Sprint Corporation                                 70,000       2,117,500
       Westcott Communications Incorporated (3)          132,600       1,839,825
                                                                      35,709,292
---------------------------------------------------------------------------

----------------------------------------------------------------------------
       TOTAL EQUITY SECURITIES
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
       (Cost $1,81,908,358)                                          176,432,645
--------------------------------------------------------------------------------



       Principal
       Corporate Notes (0.3%)                          Amount          Value
    United States
      Accion International                          $   100,000           96,674
      Banco Solidario SA                                260,000           60,000
      Catholic Relief Services                           150,000          42,719
      Community Equity Investments                      100,000          100,000
      Delaware Valley                                     75,000          72,505
      Ecumenical Development Corporation USA             150,000         141,918
      Enterprise Loan Fund                                50,000          48,337
      Foundation For International Development           100,000          96,674
      Freedom From Hunger                                50,000           48,337
      HSII Investment                                    150,000         150,000
      New Mexico Community                          $     25,000         $24,169
      Nicaraquan Community                                25,000          24,169
      SIDI                                               100,000          96,674

--------------------------------------------------------------------------------
       TOTAL LIMITED PARTNERSHIP INTEREST
       (Cost $1,335,000)                                               1,302,176
-------------------------------------------------------------------------



    Time Deposits (%)
----------------------------------------------------------------------------

    State Street Bank, London, 6.1875%, 4/3/95         2,409,905       2,409,905
    International Bank of Japan, London, 6.00%,
4/3/93                                3,004,889        3,004,889

--------------------------------------------------------------------------------
       TOTAL TIME DEPOSIT (Cost $5,414,794)                            5,414,794
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       TOTAL INVESTMENTS (%) (Cost $188,658,152)                   $ 183,149,615
-------------------------------------------------------------------------------


 Equity Securities (Cont'd)                              Shares       Value
------------------------------------------------------------------------

South Africa (Cont'd)
Engen                                                   23,810     $130,164
Investec Bank, Ltd.                                      9,100      217,646
ISCOR                                                  105,220       69,350
Liberty Life Association of Africa                       6,222      188,244
Middle Witwaters                                        24,545       96,037
Nampak, Ltd.                                            19,536       83,975
Nedcor, Ltd.                                             8,762      126,027
Premier Pharmaceuticals, Ltd.                           13,285       67,355
RMB Holdings, Ltd.                                      14,530      225,805
Samancor, Ltd.                                          19,400      243,756
Sentrachem, Ltd.                                        60,570      176,242
South Africa Brews                                       4,000      106,690
Tiger Oats, Ltd.                                         2,950       41,618
Toco Holdings, Ltd. *                                  331,234      135,808
Trans Natal Coal Corp., Ltd.                            23,900      194,930
Western Deep Levels, Ltd.                                2,500       76,463
Umbono Holdings Co. *                                  182,500      402,293
----------------------------------------------------------------------------
                                                                  4,437,044
------------------------------------------------------------------------------

Zimbabwe - 0.4%
Delta Corp.                                               10,000     30,948
-----------------------------------------------------------------------------
                                                                     30,948
--------------------------------------------------------------------------------

   Total Equity Securities (Cost $7,421,835)                      7,129,674
--------------------------------------------------------------------------------

                                                      Principal
 Repurchase Agreements - 4.6%                            Amount
--------------------------------------------------------------------------------

Donaldson, Lufkin, Jenrette, 5.70%, dated 9/30/96, due
   10/1/96 ($357,175 Refunding Corp. STRIPS, 7/15/02)       $350,000     350,000
----------------------------------------------------------------------------

   Total Repurchase Agreements (Cost $350,000)                           350,000
-----------------------------------------------------------------------------

         TOTAL INVESTMENTS (Cost $7,771,835) - 97.9%                  7,479,674
         Other assets and liabilities, net - 2.1%                       156,886
----------------------------------------------------------------------------
         Net Assets - 100%                                           $7,636,560
================================================================================

 Net Assets Consist of:
--------------------------------------------------------------------------------

Paid-in capital applicable to 701,514 outstanding shares of
  common stock, $.01 par value with 250,000,000
shares authorized                                 $8,342,729
Undistributed net investment income (loss)                         (37,937)
Accumulated net realized gain (loss) on investments
  and foreign currencies                                           (374,772)
Net unrealized appreciation (depreciation) on investments
  and assets and liabilities in foreign currencies                 (293,483)
--------------------------------------------------------------------------------
   Net assets                                                    $7,636,537
===========================================================================

   Net Asset Value per Share                                         $10.89
================================================================================


 Equity Securities (Cont'd)                              Shares       Value
------------------------------------------------------------------------

    Electronics (7.0%)
      Electro Scientific Inds., Inc. (2)                   1,600$         38,600
      Electroglas, Inc. (2)                                  800          35,000
      Intel Corp.                                            400          33,950
      Mentor Graphics Corp. (2)                            1,000          15,625
      Pacific Scientific Co.                               1,500          30,750
      Photronic, Inc. (2)                                    750          17,063
      Quality Semiconductor, Inc. (2)                      2,000          24,000
      Sierra Semiconductor Corp. (2)                       1,000          25,750
      Ultratech Stepper, Inc. (2)                          1,000          48,625
      Vishay Intertechnology, Inc.                         1,150          64,534
                                                                         333,897
--------------------------------------------------------------------------------

    Financial Services (7.3%)
      BankAmerica Corp.                                    1,050          50,663
      First USA, Inc.                                        950          39,900
      Foothill Group, Inc.                                 2,000          39,750
      Glendale Federal Bank
         Federal Savings Bank (2)                          3,700          37,463
      GP Finl. Corp.                                       1,000          23,125
      Green Tree Finl. Corp.                               1,500          61,500
      Price T. Rowe & Associates, Inc.                     1,500          54,563
      Roosevelt Finl. Group, Inc.                          1,800          28,350
      Verifone, Inc. (2)                                     600          14,700
                                                                         350,014
------------------------------------------------------------------------------

    Industrial Products (8.0%)
      Asyst Technologies, Inc. (2)                         1,500          55,125
      Caraustar Industries, Inc.                           1,000          17,000
      Checkpoint Systems, Inc. (2)                         2,300          42,550
      Chesapeake Corp.                                     1,000          32,000
      FSI International, Inc. (2)                          2,800         113,050
      OEA, Inc.                                            1,050          26,119
      Sigma Aldrich Corp.                                    800          31,000
      Smith International, Inc. (2)                        2,000          28,500
      Solectron Corp. (2)                                  1,300          38,025
                                                                         383,369
-----------------------------------------------------------------------------

    Insurance (1.6%)
      AFLAC, Inc.                                          1,500          60,563
      American Bankers Insurance Group                       500          14,313
                                                                          74,876
--------------------------------------------------------------------------------

    Leisure (0.7%)
      Carnival Corp.                                       1,500          35,062
                                                                          35,062
--------------------------------------------------------------------------------

    Equity Securities (Cont'd)                           Shares           Value
----------------------------------------------------------------------

    Manufacturing (8.3%)
      AFC Cable Systems, Inc. (2)                          1,500      $  23,250
      Aaon, Inc.                                           2,750          31,797
      Cidco, Inc. (2)                                      3,000         90,376
      Guest Supply, Inc. (2)                               2,000          42,500
      Spectrian Corp. (2)                                  2,500          75,314
      Trinity  Inds, Inc.                                  1,000          37,375
      Uniphase Corp. (2)                                   3,700          71,225
      Wabash National Corp.                                  800          26,200
                                                                         398,037
--------------------------------------------------------------------------------

    Pharmaceutical & Healthcare (12.9%)
      ALZA Corp. (2)                                      1,900           40,375
      Cardinal Health, Inc.                                1,100          52,388
      Health Care & Retirement  Corp. (2)                  1,950          61,425
      Healthsouth Rehabilitation (2)                         800          32,500
      Heart Technology, Inc. (2)                           1,350          25,312
      Invacare Corp.                                         600          21,150
      Manor Care, Inc.                                     1,600          48,600
      Merck & Co., Inc.                                    1,550          66,070
      North American Vaccine, Inc. (2)                     2,500          15,000
      Quintiles Transnational Corp. (2)                      500          18,125
      Ren Corp. USA (2)                                    1,550          24,800
      Renal Treatment Centers, Inc. (2)                      800          20,400
      Research Inds. Corp. (2)                             2,000          35,000
      Sierra Health Svcs, Inc. (2)                         1,000          32,875
      Sofamor/Danek Group, Inc. (2)                        1,000          24,500
      Steris Corp. (2)                                       800          32,000
      U.S. Healthcare, Inc.                                  850          37,612
      Uromed Corp. (2)                                     2,400          16,500
      Value Health, Inc. (2)                                 400          15,300
------------------------------------------------------------------------------
                                                                         619,932
-------------------------------------------------------------------------------

    Real Estate (1.1%)
      Post Properties, Inc.                                1,000          29,625
      Prime Residential, Inc.                              1,000          15,250
      Prime Retail, Inc.                                     600           7,500
                                                                          52,375
--------------------------------------------------------------------------------

    Restaurants (2.4%)
      Applebees International, Inc.                        1,600          35,400
      Cheesecake Factory, Inc. (2)                         2,000          38,000
      Daka International, Inc. (2)                         2,200          41,250
                                                                         114,650
--------------------------------------------------------------------------------



    Equity Securities (Cont'd)                            Shares           Value
-----------------------------------------------------------------------------

    Retail Services (8.3%)
      AnnTaylor Stores Corp. (2)                             600       $  22,350
      Autozone, Inc. (2)                                   1,300          32,338
      Barnes and Noble, Inc. (2)                           1,000          30,375
      Consolidated Stores Corp. (2)                        2,000          40,251
      Federated Department Stores, Inc. (2)                1,550          34,294
      General Nutrition Centers, Inc. (2)                    500          13,875
      Gymboree Corp. (2)                                   1,000          25,375
      Heilig Meyers Co.                                    1,600          35,000
      Home Depot, Inc.                                       800          35,400
      Just For Feet, Inc. (2)                                750          18,844
      Lechters, Inc. (2)                                     500           8,375
      Mens Wearhouse, Inc. (2)                             2,000          45,251
      Michael's Stores, Inc.                               1,000          11,000
      Revco D.S., Inc.                                     1,850          42,550
                                                                         395,278
-------------------------------------------------------------------------------

    Telecommunications (0.7%)
      Mobile Telecommunication (2)                         1,000          23,125
      Telefonos de Mexico, S.A.                              400          11,400
                                                                          34,525
----------------------------------------------------------------------------


       TOTAL INVESTMENTS (83.3%) (3)
       (Cost $3,601,688) (1)                               $      3,985,872





    Notes to Portfolio of Investments:
     (1) Cost of investments is substantially the same for federal income tax purposes.
    (2) These securities have not declared dividends in the past twelve months.
     (3) The percentages shown represent the percentage of the investments to net assets.

    Equity Securities (cont'd)                               Shares        Value
    Italy (%)
      Italcementi                                        246,550     $ 1,351,352
      Telecom Italia                                     711,100       1,659,164
                                                                       3,010,516
--------------------------------------------------------------------------------

    Japan (%)
      Canon Incorporated                                184,000        3,029,591
      Itochu Corporation                                 378,000       2,306,736
      Kandenko Company                                   159,500       2,442,545
      Kuraray Company                                   207,000        2,407,254
      Mitsubishi Trust & Banking                         198,000       2,895,337
      Nippon Tel & Tel Cp                                    372       3,203,869
      Omron Corporation                                  127,000       2,500,518
      Sanwa Bank                                          96,000       1,834,888
      Sekisui House (Warrants) (3)                           175          21,875
      Shimachu Company                                    11,000         335,636
      Sumitomo Bank                                       95,000       2,023,604
      TDK Corporation                                     66,000       3,077,720
      Tokyu Construction                                 491,000       2,730,604
      Tsukishima Kikai                                   124,300       2,289,925
                                                                      31,100,102
-------------------------------------------------------------------------------

    Mexico (%)
      Banpais S.A.-(ADR) (3)                             100,000          87,500
      Cifra S.A. de C.V.-(ADR) (3)                     1,500,000       1,889,550
      Grupo Durango S.A. -(ADR) (3)                      200,000       1,200,000
      Telefonos de Mexico S.A.-(ADR)                      70,000       1,995,000
      Transportadora de Gas -(ADR) (3)                   300,000       2,887,500
                                                                       8,059,550
--------------------------------------------------------------------------------

    Netherlands (%)
      Elsevier NV (3)                                    251,100       2,632,382
      Hagemeyer                                           12,000       1,001,747
      Hunter Douglas NV                                   35,331       1,521,116
      Polygram                                            53,600       2,962,169
      Kon Befenkorf BEH                                   26,530       1,869,616
      Unilever NV                                         22,950       2,997,030
                                                                      12,984,060
--------------------------------------------------------------------------------

    Norway (%)
      Hafslund Nycomed                                   158,800     $ 3,129,889
      Tomra Systems                                      188,700         572,421
                                                                       3,702,310
-------------------------------------------------------------------------------




    Equity Securities (cont'd)                            Shares           Value
------------------------------------------------------------------------------

    New Zealand (%)
      Telecom Corporation                              1,080,000       4,090,695
                                                                       4,090,695
--------------------------------------------------------------------------------

    Singapore (%)
      Keppel Corporation                                 480,000       3,876,727
      United Overseas Limited (Warrants) (3)           3,000,000       2,359,192
                                                                       6,235,919
--------------------------------------------------------------------------------

    Spain (%)
      Aguas de Barcelona                                 119,884       2,368,313
      Centros Com Pryca                                  208,750       3,299,091
      Telefonica de Esp                                  241,910       3,068,080
                                                                       8,735,484
--------------------------------------------------------------------------------

    Sweden (%)
      Arjo AB                                             63,700       1,043,711
      Aga AB (3)                                         224,020       2,350,953
      Autoliv AB (3)                                      61,000       2,304,567
                                                                       5,699,231
--------------------------------------------------------------------------

    Switzerland (%)
      Roche Holdings AG                                      380       2,194,437
      Winterthur                                           2,140       1,190,464
                                                                       3,384,901
--------------------------------------------------------------------------------

    United Kingdom (%)
      British Telecom                                    410,000       2,590,732
      Cable & Wireless                                   440,000       2,751,782
      Emap                                               430,000       2,891,283
      Forte                                              572,567       2,110,891
      Glynwed International                              500,000       2,478,937
      Hays                                               450,000       2,223,752
      MFI Furniture Group                              1,635,000       3,099,401
      Marks & Spencer                                    430,000       2,912,184
                                                                      21,058,962
----------------------------------------------------------------------------



    Equity Securities (Cont'd)                          Shares          Value
     United States (%)
       Albertsons Incorporated                            65,000     $ 2,096,250
       Bay Apartment Community Incorporated               73,000       1,341,375
       Calypte Biomed (Warrants) (3)                      50,000         250,000
       Dallas Semiconductor Corporation                   90,000       1,653,750
       Dayton Hudson Corporation                          19,000       1,358,500
       Durion Incorporated                                93,000       1,906,500
       El Paso Natural Gas Company                        90,000       2,576,250
       Enron Corporation                                  85,000       2,805,000
       General Reinsurance Corporation                    22,000       2,904,000
       Giddings & Lewis Incorporated                      63,000       1,071,000
       Grainger W. W. Incorporated                        18,000       1,134,000
       Hannaford Brothers Company                         65,000       1,738,750
       Healthtrust Incorporated (3)                       75,000       2,821,875
       Illinois Tool Works Incorporated                   40,000       1,955,000
       LDDS Communications Incorporated (3)               47,687       1,114,684
       Metalclad Corporation (3)                         500,000         968,750
       New World Power Corporation (3)                   165,000         742,500
       Northern Trust Corporation                         36,000       1,264,500
       Partner RE Holdings                                85,000       1,806,250
       Quadrant Holdings Cambridge (3)                   200,000         243,033
       Sprint Corporation                                 70,000       2,117,500
       Westcott Communications Incorporated (3)          132,600       1,839,825
                                                                      35,709,292
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       TOTAL EQUITY SECURITIES
-------------------------------------------------------------------------------
-----------------------------------------------------------------------------
       (Cost $1,81,908,358)                                          176,432,645
-------------------------------------------------------------------------------



       Principal
       Corporate Notes (0.3%)                             Amount          Value
    United States
      Accion International                          $   100,000           96,674
      Banco Solidario SA                                260,000           60,000
      Catholic Relief Services                           150,000          42,719
      Community Equity Investments                      100,000          100,000
      Delaware Valley                                     75,000          72,505
      Ecumenical Development Corporation USA             150,000         141,918
      Enterprise Loan Fund                                50,000          48,337
      Foundation For International Development           100,000          96,674
      Freedom From Hunger                                50,000           48,337
      HSII Investment                                    150,000         150,000
      New Mexico Community                          $     25,000         $24,169
      Nicaraquan Community                                25,000          24,169
      SIDI                                               100,000          96,674

--------------------------------------------------------------------------------
       TOTAL LIMITED PARTNERSHIP INTEREST
       (Cost $1,335,000)                                               1,302,176
--------------------------------------------------------------------------------



    Time Deposits (%)
--------------------------------------------------------------------------------

    State Street Bank, London, 6.1875%, 4/3/95         2,409,905       2,409,905
    International Bank of Japan, London,
6.00%, 4/3/93                         3,004,889        3,004,889

--------------------------------------------------------------------------------
       TOTAL TIME DEPOSIT (Cost $5,414,794)                            5,414,794
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
       TOTAL INVESTMENTS (%) (Cost $188,658,152)                   $ 183,149,615
------------------------------------------------------------------------------


 Net Investment Income
--------------------------------------------------------------------------------

 Investment Income
   Dividend income (net of foreign taxes of $3,664)                 $95,268
   Interest income                                                       55
-------------------------------------------------------------------------------
     Total investment income                                         95,323
--------------------------------------------------------------------------------

 Expenses
   Investment advisory fee                                           58,197
   Transfer agency fees and expenses                                  9,198
   Distribution Plan expenses                                        29,099
   Directors' fees and expenses                                      22,439
   Administrative fees                                                9,700
   Custodian fees                                                    12,100
   Registration fees                                                 16,322
   Reports to shareholders                                            6,754
   Professional fees                                                 12,880
   Organizational expenses                                            6,826
   Miscellaneous                                                      2,104
   Reimbursement from Advisor                                       (47,425)
--------------------------------------------------------------------------------
     Total expenses                                                 138,194
     Fees paid indirectly                                           (12,100)
--------------------------------------------------------------------------------
        Net expenses                                                126,094
--------------------------------------------------------------------------------
               Net Investment Income (Loss)                         (30,771)
-------------------------------------------------------------------------------

 Realized and Unrealized Gain (Loss)
 on Investments
--------------------------------------------------------------------------------
 Net realized gain (loss) on:
     Securities                                                    (293,903)
     Foreign currencies                                             (13,258)
--------------------------------------------------------------------------------
                                                                   (307,161)
 Change in unrealized appreciation or depreciation on:
     Securities                                                    (419,218)
     Assets and liabilities in foreign currencies                    (2,938)
-------------------------------------------------------------------------------
                                                                   (422,156)
------------------------------------------------------------------------

         Net Realized and Unrealized Gain
         (Loss) on Investments                                     (729,317)
-----------------------------------------------------------------------------

         Increase (Decrease) in Net Assets
         Resulting From Operations                                $(760,088)
==========================================================================


 Increase (Decrease) in Net Assets
-------------------------------------------------------------------------------

Operations
   Net investment income (loss)                   $(30,771)     $(24,678)
   Net realized gain (loss)                       (307,161)      (89,852)
   Change in unrealized appreciation
or depreciation                                   (422,156)      128,673
--------------------------------------------------------------------------------

     Increase (Decrease) in Net Assets
     Resulting From Operations                    (760,088)       14,143
-------------------------------------------------------------------------------

Capital share transactions:
   Shares sold                                     667,990  8,103,620
   Redemption fees                                   4,895         1,825
   Shares redeemed                                (250,546)     (145,302)
--------------------------------------------------------------------------------
Total capital share transactions                   422,339  7,960,143
--------------------------------------------------------------------------------

Total Increase (Decrease) in Net Assets  (337,749)7,974,286

 Net Assets
---------------------------------------------------------------------------

Beginning of period                                 7,974,286              -
--------------------------------------------------------------------------------
End of period (including undistributed net investment income (loss)
   of $(37,937) and $(7,166), respectively)        $7,636,537     $7,974,286
================================================================================

 Capital Share Activity
-------------------------------------------------------------------------------

Shares sold                                         59,133       676,456
Shares redeemed                                    (22,093)      (11,982)
--------------------------------------------------------------------------------
   Total capital share activity                     37,040       664,474
================================================================================




Note A-Significant Accounting Policies
     General: The Calvert New Africa Fund (the "Fund"), the sole series of Calvert New World Fund, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on December 22, 1994 and began operations on April 12, 1995. The Fund's shares of capital stock are sold with a maximum front-end sales charge of 2.5%. Redemptions of shares held in the Fund for less than two years are subject to a 2% fee paid to the Fund.

     Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current U.
S. dollar exchange rate. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

     Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
     Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

     Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

     Redemption Fees: Charges to shareholders for redemption of shares held for less than two years are used to defray the Fund's cost of shares redeemed.
     Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.
     Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
     Organization Expenses: Expenses incurred in the organization of the Fund are capitalized and amortized over a five year period.


Note B-Related Party Transactions
     Calvert-Sloan Advisers, L.L.C. (the "Advisor") is jointly owned by Calvert Group, Ltd. (which is indirectly wholly-owned by Acacia Mutual Life Insurance Company) and Sloan Holdings, Inc. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of 1.50% of the Fund's average daily net assets.
     The Advisor reimburses the Fund for its operating expenses (excluding brokerage fees, taxes, interest, Distribution Plan expenses and extraordinary items) exceeding the following annual rates of average daily net assets: 2.5% on the first $30 million, 2.0% on the next $70 million and 1.5% on the excess of $100 million. Expenses paid by the Advisor may, to the extent permitted by law, be repaid by the Fund through March 31, 1998.
     Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. A Distribution Plan, adopted by the shareholders, allows the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .75% annually of average daily net assets of the Fund.

     The Distributor paid $10,311 in addition to the commissions charged on sales of Fund's shares.
     Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.
     Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .25% of the average daily net assets of the Fund.
     Each Director who is not affiliated with the Advisor receives an annual fee of $1,000 plus $1,000 for each Board and Committee meeting attended.

     Umbono Holdings Co., which is an affiliate because the Fund owns over 5% of the voting securities, was purchased at a cost of $497,573 for 182,500 shares. The current value of Umbono Holdings Co. has been estimated in good faith under the direction of the Board of Directors.



Note C-Investment Activity
     During  the  period,  purchases  and  sales  of  investments,   other  than
short-term securities, were $1,523,263 and $1,287,850, respectively.

     The cost of investments owned at September 30, 1996 was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $(292,161), of which $685,102 related to appreciated securities and $(977,263) related to depreciated securities.



---------------------------------------------------------------------------
Net asset value, beginning                              $12.00       $12.00
================================================================================
Income from investment operations
   Net investment income                                 (.04)        (.04)
   Net realized and unrealized gain (loss)              (1.07)         .04
--------------------------------------------------------------------------------
     Total from investment operations                   (1.11)           -
--------------------------------------------------------------------------------
Total increase (decrease) in net asset value            (1.11)           -
--------------------------------------------------------------------------------
Net asset value, ending                                 $10.89       $12.00
=============================================================================

Total return*                                          (9.25%)        0.00%
============================================================================
Ratios to average net assets:
   Net investment income (loss)                      (.79%)(a)    (.54%)(a)
================================================================================
   Total expenses                                    3.56%(a)     3.75%(a)
================================================================================
   Net expenses                                       3.25%(a)     3.24%(a)
   Expenses reimbursed                                1.22%(a)     1.24%(a)
Portfolio turnover                                         18%           6%
Average commission rate paid                              $.03            -
Net assets, ending (in thousands)                       $7,637       $7,974
Number of shares outstanding, ending (in thousands)        702          664
==============================================================================




                                                    To Open an Account:
 ......................................................................

                                                       800-368-2748

                                                    Yields and Prices:
 ........................................................................

                                                Calvert Information Network
                                                  24 hours, 7 days a week
                                                       800-368-2745

                                                        Service for
                                                     Existing Account:
 ...........................................................................

                                                Shareholders: 800-368-2745
                                                   Brokers: 800-368-2746

                                                      TDDfor Hearing
                                                         Impaired:
 ..........................................................................

                                                       800-541-1524

                                                      Branch Office:
 ............................................................................

                                                  4550 Montgomery Avenue
                                                        Suite 1000N
                                                 Bethesda, Maryland 20814

                                                   Registered, Certified
                                                    or Overnight Mail:
 ...............................................................................

                                                       Calvert Group
                                                    c/o NFDS, 6th Floor
                                                      1004 Baltimore
                                                Kansas City, MO 64105-1807

                                                         Web Site
 ............................................................................

                                           Address: http://www.calvertgroup.com

                                                         Principal
                                                       Underwriter:
 .........................................................................

                                                Calvert Distributors, Inc.
                                                  4550 Montgomery Avenue
                                                        Suite 1000N
                                                 Bethesda, Maryland 20814